Fair Value Measurements - Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Put Option Liabilities (Detail) - Fair Value Measurement on a Recurring Basis [Member] - Put Option Liabilities [Member] - Level 3 [Member]
12 Months Ended
Dec. 31, 2017
Option pricing model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Comparable listed companies' average historical volatility	45.00%
Discount rate	4.30%
Monte Carlo simulation model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Discount rate	2.50%
Monte Carlo simulation model [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Comparable listed companies' average historical volatility	41.40%
Monte Carlo simulation model [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Comparable listed companies' average historical volatility	49.20%